Cover	Aug. 06, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2025
Entity File Number	001-41778
Entity Registrant Name	LQR HOUSE INC.
Entity Central Index Key	0001843165
Entity Tax Identification Number	86-1604197
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6538 Collins Ave. Suite 344
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33141
City Area Code	786
Local Phone Number	389-9771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	YHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false